INSURANCE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Variable Annuity Contracts- GMDB GMIB
The following table summarizes the GMDB and GMIB liabilities without NLG, before reinsurance ceded, reflected in the Consolidated Balance Sheet in Future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(In millions)
Balance at January 1, 2014	$1,612	$4,385	$5,997
Paid guarantee benefits	(231)	(220)	(451)
Other changes in reserve	344	539	883
Balance at December 31, 2014	1,725	4,704	6,429
Paid guarantee benefits	(313)	(89)	(402)
Other changes in reserve	1,579	(728)	851
Balance at December 31, 2015	2,991	3,887	6,878
Paid guarantee benefits	(357)	(281)	(638)
Other changes in reserve	531	264	795
Balance at December 31, 2016	$3,165	$3,870	$7,035

Guaranteed Minimum Death Benefit Reinsurance Ceded

GMDB
(In millions)
Balance at January 1, 2014	$791
Paid guarantee benefits	(114)
Other changes in reserve	156
Balance at December 31, 2014	833
Paid guarantee benefits	(148)
Other changes in reserve	745
Balance at December 31, 2015	1,430
Paid guarantee benefits	(174)
Other changes in reserve	302
Balance at December 31, 2016	$1,558

Schedule of Liability for GMxB Derivative and other Features
The GMxB derivative features' liability and the liability for SCS, SIO, MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below are the fair values of these liabilities at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In millions)

GMIBNLG (1)	$5,184	$4,987
SCS,MSO, IUL features (2)	875	298
GWBL/GMWB(1)	114	120
GIB(1)	30	35
GMAB(1)	20	29
Total Embedded and Freestanding derivative liability	$6,223	$5,469

GMIB reinsurance contract asset (3)	$10,316	$10,585

(1)	Reported in future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

(2)	Reported in policyholders' account balances in the consolidated balance sheets.

(3)	Reported in GMIB reinsurance contract asset in the consolidated balance sheets.

Schedule of Net Amount of Risk by Product and Guarantee
The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars In millions)
GMDB:
Account values invested in:
General Account	$13,642	$121	$72	$220	$14,055
Separate Accounts	$40,736	$8,905	$3,392	$33,857	$86,890
Net amount at risk, gross	$237	$154	$2,285	$16,620	$19,296
Net amount at risk, net of amounts reinsured	$237	$108	$1,556	$7,152	$9,053
Average attained age of contractholders	51.2	65.8	72.3	67.1	55.1
Percentage of contractholders over age 70	9.2%	37.1%	60.4%	40.6%	17.1%
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%
GMIB:
Account values invested in:
General Account	N/A	N/A	$33	$321	$354
Separate Accounts	N/A	N/A	$18,170	$39,678	$57,848
Net amount at risk, gross	N/A	N/A	$1,084	$6,664	$7,748
Net amount at risk, net of amounts reinsured	N/A	N/A	$334	$1,675	$2,009
Weighted average years remaining until annuitization	N/A	N/A	1.6	1.3	1.3
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%

Schedule of Fair Value of Separate Accounts by Major Category of Investment
The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2016	2015
	(In millions)
GMDB:
Equity	$69,625	$66,230
Fixed income	2,483	2,686
Balanced	14,434	15,350
Other	348	375
Total	$86,890	$84,641
GMIB:
Equity	$45,931	$43,874
Fixed income	1,671	1,819
Balanced	10,097	10,696
Other	149	170
Total	$57,848	$56,559

No Lapse Guarantee Liabilities
The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders’ liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

	Direct Liability	Reinsurance Ceded	Net
	(In millions)
Balance at January 1, 2014	$789	$(415)	$374
Other changes in reserves	179	(109)	70
Balance at December 31, 2014	968	(524)	444
Other changes in reserves	164	16	180
Balance at December 31, 2015	1,132	(508)	624
Other changes in reserves	50	(98)	(48)
Balance at December 31, 2016	$1,182	$(606)	$576